Interim Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (24,673)	$ 10,701
Change in unrealized gains (losses) on marketable securities:
Unrealized gains (losses) arising during the period, net of tax benefit of $(3,077) and $(60) respectively	(9,928)	(733)
Gains reclassified into net income (loss), net of tax	10
Net change	(9,918)	(733)
Change in unrealized gains (losses) on cash flow hedges:
Unrealized losses arising during the period, net of tax benefit of $(244) and $(2), respectively	(3,016)	(133)
Gains reclassified into net income, net of tax	830	154
Net change	(2,186)	21
Total other comprehensive loss, net of tax	(12,104)	(712)
Comprehensive income (loss)	$ (36,777)	$ 9,989